Loan impairment provisions (Tables)	6 Months Ended
Jun. 30, 2022
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	30 June	31 December
	2022	2021
	£m	£m
Loans - amortised cost and FVOCI
Stage 1	342,121	330,824
Stage 2	28,505	33,981
Stage 3	5,816	5,022
Of which: individual	1,162	1,215
Of which: collective	4,654	3,807
	376,442	369,827
ECL provisions (1)
Stage 1	408	302
Stage 2	1,122	1,478
Stage 3	1,985	2,026
Of which: individual	304	363
Of which: collective	1,681	1,663
	3,515	3,806
ECL provisions coverage (2)
Stage 1 (%)	0.12	0.09
Stage 2 (%)	3.94	4.35
Stage 3 (%)	34.13	40.34
	0.93	1.03

	Half year ended
	30 June	30 June
	2022	2021
	£m	£m
Impairment losses
ECL (release)/charge (3)	(54)	(683)
Stage 1	(342)	(662)
Stage 2	205	(114)
Stage 3	83	93
Of which: individual	(1)	(25)
Of which: collective	84	118

Amounts written off	215	517
Of which: individual	58	256
Of which: collective	157	261

(1)	Includes £3 million (31 December 2021 - £5 million) related to assets classified as FVOCI.
(2)	ECL provisions coverage is calculated as ECL provisions divided by loans. It is calculated on third party loans and total ECL provisions.
(3)	Includes a £2 million release (30 June 2021 – £4 million charge) related to other financial assets, of which nil (30 June 2021 – nil) related to assets classified as FVOCI; and £3 million (30 June 2021 - £2 million) related to contingent liabilities.
(4)	The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to page 34 for Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £178.4 billion (31 December 2021 – £176.3 billion) and debt securities of £38.6 billion (31 December 2021 – £44.9 billion).